ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING	12 Months Ended
Dec. 31, 2013
ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING
18.	ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING

In November and December 2013, the Company issued 1,426,000 ADSs in a public offering, representing 7,130,000 of the Company’s ordinary shares. Total proceeds from this equity offering were US$4,403,000 (approximately RMB26,944,000), of which US$3,671,000 (approximately RMB22,482,000) was received as of December 31, 2013. Net proceeds received as of December 31, 2013 was US$2,493,000 (approximately RMB15,293,000) after deduction of related issuance costs